Independent Auditors’ Report

The Board of Directors
Sentry Life Insurance Company of New York
and
The Contract Owners of
Sentry Variable Account I:

We have audited the accompanying statements of assets and liabilities of the Sentry Variable Account I (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, the Accounts)) as of December 31, 2010, and the related statements of operations for the year ended December 31, 2010, changes in net assets for the years ended December 31, 2010 and 2009, and the financial highlights for the years ended December 31, 2010, 2009, 2008 and 2007. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Accounts for the year ended December 31, 2006 were audited by other auditors whose report thereon dated February 8, 2007 expressed an unqualified opinion on those highlights.

We conducted our audits in accordance the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our audit included confirmation of securities owned as of December 31, 2010 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sentry Variable Account I as of December 31, 2010, and the results of its operations for the year ended December 31, 2010, changes in net assets for the years ended December 31, 2010 and 2009, and financial highlights for the years ended December 31, 2010, 2009, 2008 and 2007 in conformity with U.S. generally accepted accounting principles.

February 24, 2011

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010

Assets:

Investments at fair value:

Janus Aspen Series:
Aspen Janus Portfolio, 83 shares (cost $1,562)	$2,013
Aspen Enterprise Portfolio, 2,663 shares (cost $77,122)	103,126
Aspen Worldwide Growth Portfolio, 43 shares (cost $980)	1,304
Aspen Balanced Portfolio, 324 shares (cost $7,243)	9,169

T. Rowe Price Fixed Income Series, Inc.:
Prime Reserve Portfolio, 16,094 shares (cost $16,094)	16,094
Limited Term Bond Portfolio, 672 shares (cost $3,324)	3,394

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 183 shares (cost $4,133)	3,637
Personal Strategy Balanced Portfolio, 1,563 shares (cost $26,475)	28,503

Total Assets	$167,240
Total Liabilities	-

Net Assets	$167,240

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2010

	Janus Aspen	Janus Aspen
	Janus*	Enterprise**

Investment income:
Dividends	$20	$59

Expenses:
Mortality and expense risk charges	22	1,057

Net investment income (loss)	(2)	(998)

Realized investment gain (loss), net	12	(752)

Unrealized appreciation, net	224	21,957

Net increase (decrease) in net assets
from operations	$234	$20,207

	For the Year Ended December 31, 2010
	Janus Aspen
	Worldwide	Janus Aspen
	Growth	Balanced

Investment income:
Dividends	$7	$250

Expenses:
Mortality and expense risk charges	14	171

Net investment income (loss)	(7)	79

Realized investment gain (loss), net	5	43

Unrealized appreciation, net	167	423

Net increase (decrease) in net assets
from operations	$165	$545

See accompanying notes to financial statements

*Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2010
		T. Rowe Price
	T. Rowe Price	Limited Term
	Prime Reserve	Bond

Investment income:
Dividends	$ 18	$ 96

Expenses:
Mortality and expense risk charges	193	40

Net investment income (loss)	(175)	56

Realized investment gain (loss), net	-	2

Unrealized appreciation, net	-	4

Net increase (decrease) in net assets
from operations	$ (175)	$ 62

	For the Year Ended December 31, 2010
		T. Rowe Price
	T. Rowe Price	Personal Strategy
	Equity Income	Balanced

Investment income:
Dividends	$ 64	$ 645

Expenses:
Mortality and expense risk charges	40	329

Net investment income (loss)	24	316

Realized investment gain (loss), net	(23)	(80)

Unrealized appreciation, net	436	3,053

Net increase (decrease) in net assets
from operations	$ 437	$ 3,289

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31,

	Janus Aspen		Janus Aspen
	Janus*		Enterprise**
	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2)	$ (10)	$ (998)	$ (927)

Realized gains (losses), net	12	7	(752)	(37,243)

Unrealized appreciation, net	224	465	21,957	65,583

Net increase (decrease) in net assets from operations	234	462	20,207	27,413

Contract transactions:
Purchase payments	-	-	-	-

Transfers between subaccounts, net	-	-	-	-

Withdrawals	-	-	-	(28,934)

Contract maintenance fees	(10)	(11)	(318)	(316)

Net (decrease) in net assets
derived from contract transactions	(10)	(11)	(318)	(29,250)

Total increase (decrease) in net assets	224	451	19,889	(1,837)

Net assets at beginning of year	1,789	1,338	83,237	85,074

Net assets at end of year	$ 2,013	$ 1,789	$ 103,126	$ 83,237

	For the Years Ended December 31,
	Janus Aspen
	Worldwide		Janus Aspen
	Growth		Balanced
	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (7)	$ 2	$ 79	$ 142

Realized gains (losses), net	5	1	43	307

Unrealized appreciation, net	167	302	423	1,254

Net increase (decrease) in net assets from operations	165	305	545	1,703

Contract transactions:
Purchase payments	-	-	-	-

Transfers between subaccounts, net	-	-	-	-

Withdrawals	-	-	-	-

Contract maintenance fees	(10)	(9)	(44)	(45)

Net (decrease) in net assets
derived from contract transactions	(10)	(9)	(44)	(45)

Total increase (decrease) in net assets	155	296	501	1,658

Net assets at beginning of year	1,149	853	8,668	7,010

Net assets at end of year	$ 1,304	$ 1,149	$ 9,169	$ 8,668

See accompanying notes to financial statements

*Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31,
			T. Rowe Price
	T. Rowe Price		Limited Term		T. Rowe Price
	Prime Reserve		Bond		Equity Income
	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (175)	$ (133)	$ 56	$ 321	$ 24	$ 22

Realized gains (losses), net	-	-	2	203	(23)	(34)

Unrealized appreciation, net	-	-	4	617	436	636

Net increase (decrease) in net assets from operations	(175)	(133)	62	1,141	437	624

Contract transactions:
Purchase payments	-	-	-	-	-	-

Transfers between subaccounts, net	-	-	-	-	-	-

Withdrawals	-	-	-	(17,067)	-	-

Contract maintenance fees	(34)	(36)	(36)	(38)	(14)	(12)

Net (decrease) in net assets
derived from contract transactions	(34)	(36)	(36)	(17,105)	(14)	(12)

Total increase (decrease) in net assets	(209)	(169)	26	(15,964)	423	612

Net assets at beginning of year	16,303	16,472	3,368	19,332	3,214	2,602

Net assets at end of year	$ 16,094	$ 16,303	$ 3,394	$ 3,368	$ 3,637	$ 3,214

	For the Years Ended December 31,
	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Personal Strategy		Mid-Cap		International
	Balanced		Growth		Stock
	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 316	$ 329	$ -	$ (12)	$ -	$ (10)

Realized gains (losses), net	(80)	(16,652)	-	(10,213)	-	(11,188)

Unrealized appreciation, net	3,053	24,569	-	9,978	-	10,232

Net increase (decrease) in net assets from operations	3,289	8,246	-	(247)	-	(966)

Contract transactions:
Purchase payments	-	-	-	-	-	-

Transfers between subaccounts, net	-	-	-	-	-	-

Withdrawals	(1,500)	(34,477)	-	(13,331)	-	(11,349)

Contract maintenance fees	(134)	(193)	-	-	-	-

Net (decrease) in net assets
derived from contract transactions	(1,634)	(34,670)	-	(13,331)	-	(11,349)

Total increase (decrease) in net assets	1,655	(26,424)	-	(13,578)	-	(12,315)

Net assets at beginning of year	26,848	53,272	-	13,578	-	12,315

Net assets at end of year	$ 28,503	$ 26,848	$ -	$ -	$ -	$ -

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 and 2009

1.	Organization

The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Account was established by the Company on August 24, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued new sales of variable annuity contracts on December 1, 2004.  The Account is an accounting entity wherein all segregated account transactions are reflected.

The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by the contract owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' Annual Reports are included in the Variable Account's Annual Report.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of Investments

Investments in shares of each Fund are valued on the closing net asset value per share at December 31, 2010. The funds value their investment securities at fair value.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

Under federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 and 2009

	Recently Issued Accounting Standard

In September 2009  the FASB issued ASU 2009-12,  which amends FASB ASC820, Fair Value Measurements and Disclosures.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment  does not have  a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows,  as a practical expedient, the use of net asset value  (NAV) as the basis to estimate fair value as  long as it is not probable, as of  the measurement date that the investment will be sold and NAV is not the value that will be used in the sale.   The NAVs must be calculated   consistent with   the American Institute of Certified Public Accountants Audit and Accounting Guide,  Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope  and noted that if the investor can redeem the  investment with the investee  on  the  measurement date at  NAV,  the  investment  should  likely be classified  as Level  2 in the  fair  value hierarchy.

Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.  If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.  This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted.  The Company adopted this guidance for the year ending December 31, 2009.  The adoption of this guidance did not have a material impact on the Variable Account's financial statements.

	Subsequent Events

In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2010 through the date the financial statements were issued.  No significant events were identified.

3.	Purchases and Sales of Securities

	In 2010, purchases and proceeds on sales of the Funds' shares were as follows:

			Proceeds
		Purchases	on Sales
*	Janus Aspen Janus Portfolio	$ 20	$ 33
**	Janus Aspen Enterprise Portfolio	59	1,373
	Janus Aspen Worldwide Growth Portfolio	7	24
	Janus Aspen Balanced Portfolio	250	215
	T. Rowe Price Prime Reserve Portfolio	18	228
	T. Rowe Price Limited Term Bond Portfolio	96	76
	T. Rowe Price Equity Income Portfolio	64	53
	T. Rowe Price Personal Strategy Balanced Portfolio	645	1,962
	Total	$ 1,159	$ 3,964

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 and 2009

	In 2009, purchases and proceeds on sales of the Funds' shares were as follows:

			Proceeds
		Purchases	on Sales
*	Janus Aspen Janus Portfolio	$ 8	$ 29
**	Janus Aspen Enterprise Portfolio	-	30,177
	Janus Aspen Worldwide Growth Portfolio	14	21
	Janus Aspen Balanced Portfolio	528	138
	T. Rowe Price Prime Reserve Portfolio	63	231
	T. Rowe Price Limited Term Bond Portfolio	484	17,268
	T. Rowe Price Equity Income Portfolio	54	45
	T. Rowe Price Personal Strategy Balanced Portfolio	797	35,138
	T. Rowe Price Mid-Cap Growth Portfolio	-	13,343
	T. Rowe Price International Stock Portfolio	-	11,358
	Total	$ 1,948	$ 107,748

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

4.	Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.  This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.   If  the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.  This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

There are no deductions made from purchase payments for sales charges at the time of purchase.  However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales.  Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 4% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.  In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

	Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account general uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Variable Account.  This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 and 2009

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

	The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

	The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

		Level 1	Level 2	Level 3	Total

	Variable Account Investments	-	$ 167,240	-	$ 167,240

	The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

6.	Changes in Units Outstanding

	The changes in units outstanding for the year ended December 31, 2010 were as follows:

		Units	Units
		Issued	Redeemed	Net Decrease
*	Janus Aspen Janus Portfolio	-	1	(1)
**	Janus Aspen Enterprise Portfolio	-	7	(7)
	Janus Aspen Worldwide Growth Portfolio	-	1	(1)
	Janus Aspen Balanced Portfolio	-	4	(4)
	T. Rowe Price Prime Reserve Portfolio	-	2	(2)
	T. Rowe Price Limited Term Bond Portfolio	-	1	(1)
	T. Rowe Price Equity Income Portfolio	-	1	(1)
	T. Rowe Price Personal Strategy Balanced Portfolio	-	36	(36)

	The changes in units outstanding for the year ended December 31, 2009 were as follows:

		Units	Units
		Issued	Redeemed	Net Decrease
*	Janus Aspen Janus Portfolio	2	2	-
**	Janus Aspen Enterprise Portfolio	-	808	(808)
	Janus Aspen Worldwide Growth Portfolio	-	2	(2)
	Janus Aspen Balanced Portfolio	-	4	(4)
	T. Rowe Price Prime Reserve Portfolio	-	2	(2)
	T. Rowe Price Limited Term Bond Portfolio	-	477	(477)
	T. Rowe Price Equity Income Portfolio	-	2	(2)
	T. Rowe Price Personal Strategy Balanced Portfolio	-	1,032	(1,032)
	T. Rowe Price Mid-Cap Growth Portfolio	-	1,291	(1,291)
	T. Rowe Price International Stock Portfolio	-	2,076	(2,076)
	T. Rowe Price International Stock Portfolio	-	717	(717)
	Vanguard Equity Index Portfolio	-	246	(246)
	Vanguard Mid-Cap Index Portfolio	-	65	(65)
	Vanguard REIT Index Portfolio	-	26	(26)

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 and 2009

7.	Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2010 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
*	Janus Aspen Janus Portfolio	291	$ 6.92	$ 2	1.20%	1.10%	13.14%
**	Janus Aspen Enterprise Portfolio	1,740	59.26	103	1.20	0.07	24.34
	Janus Aspen Worldwide Growth Portfolio	201	6.49	1	1.20	0.60	14.44
	Janus Aspen Balanced Portfolio	641	14.30	9	1.20	2.85	6.33
	T. Rowe Price Prime Reserve Portfolio	745	21.59	16	1.20	0.11	(1.07)
	T. Rowe Price Limited Term Bond Portfolio	92	36.96	3	1.20	2.83	1.87
	T. Rowe Price Equity Income Portfolio	239	15.19	4	1.20	1.95	13.64
	T. Rowe Price Personal Strategy Balanced Portfolio	614	46.45	29	1.20	2.36	12.35

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2009 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
*	Janus Aspen Janus Portfolio	292	$ 6.12	$ 2	1.20%	0.53%	34.73%
**	Janus Aspen Enterprise Portfolio	1,747	47.66	83	1.20	-	43.11
	Janus Aspen Worldwide Growth Portfolio	202	5.67	1	1.20	1.45	36.06
	Janus Aspen Balanced Portfolio	645	13.45	9	1.20	3.03	24.39
	T. Rowe Price Prime Reserve Portfolio	747	21.83	16	1.20	0.38	(0.81)
	T. Rowe Price Limited Term Bond Portfolio	93	36.28	3	1.20	3.72	7.01
	T. Rowe Price Equity Income Portfolio	240	13.37	3	1.20	2.00	24.11
	T. Rowe Price Personal Strategy Balanced Portfolio	650	41.35	27	1.20	2.07	30.55
	T. Rowe Price Mid-Cap Growth Portfolio	-	-	-	1.20	-	43.92
	T. Rowe Price International Stock Portfolio	-	-	-	1.20	-	50.59

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 and 2009

A summary of unit values, units outstanding and certain financial performance information for each subaccount or variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2008 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	292	$ 4.54	$ 1	1.20%	0.85%	(40.44)%
	Janus Aspen Mid Cap Growth Portfolio	2,555	33.30	85	1.20	0.24	(44.40)
	Janus Aspen Worldwide Growth Portfolio	204	4.17	1	1.20	1.22	(45.33)
	Janus Aspen Balanced Portfolio	649	10.81	7	1.20	2.75	(16.84)
	T. Rowe Price Prime Reserve Portfolio	749	22.00	16	1.20	2.74	1.45
	T. Rowe Price Limited Term Bond Portfolio	570	33.90	19	1.20	4.29	0.34
	T. Rowe Price Equity Income Portfolio	242	10.77	3	1.20	1.87	(36.87)
	T. Rowe Price Personal Strategy Balanced Portfolio	1,682	31.67	53	1.20	2.29	(30.72)
	T. Rowe Price Mid-Cap Growth Portfolio	1,291	10.51	14	1.20	-	(40.48)
	T. Rowe Price International Stock Portfolio	2,076	5.93	12	1.20	1.63	(49.32)
	Vanguard Equity Index Portfolio	-	-	-	1.20	3.03	(37.69)
	Vanguard Mid-Cap Index Portfolio	-	-	-	1.20	-	(42.51)
	Vanguard REIT Index Portfolio	-	-	-	1.20	-	(37.99)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2007 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	4,173	$ 7.62	$ 32	1.20%	0.73%	13.72%
	Janus Aspen Mid Cap Growth Portfolio	4,277	59.89	256	1.20	0.21	20.59
	Janus Aspen Worldwide Growth Portfolio	207	7.63	2	1.20	0.76	8.32
	Janus Aspen Balanced Portfolio	652	13.00	8	1.20	2.56	9.22
	T. Rowe Price Prime Reserve Portfolio	2,359	21.69	51	1.20	4.76	3.63
	T. Rowe Price Limited Term Bond Portfolio	2,255	33.79	76	1.20	4.32	4.22
	T. Rowe Price Equity Income Portfolio	2,255	17.06	38	1.20	1.70	2.03
	T. Rowe Price Personal Strategy Balanced Portfolio	6,029	45.71	276	1.20	2.15	6.33
	T. Rowe Price Mid-Cap Growth Portfolio	1,292	17.66	23	1.20	0.18	16.12
	T. Rowe Price International Stock Portfolio	2,793	11.70	33	1.20	1.32	11.69
	Vanguard Equity Index Portfolio	246	13.93	3	1.20	1.53	4.17
	Vanguard Small Company Growth Portfolio	-	-	-	1.20	0.66	2.58
	Vanguard Mid-Cap Index Portfolio	65	16.60	1	1.20	1.59	4.93
	Vanguard REIT Index Portfolio	26	19.65	-	1.20	1.90	(17.56)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 and 2009

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2006 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	4,176	$ 6.70	$ 28	1.20%	0.49%	10.06%
	Janus Aspen Mid Cap Growth Portfolio	5,071	49.66	252	1.20	-	12.27
	Janus Aspen Worldwide Growth Portfolio	208	7.04	1	1.20	1.74	16.81
	Janus Aspen Balanced Portfolio	655	11.90	8	1.20	2.16	9.41
	T. Rowe Price Prime Reserve Portfolio	2,361	20.93	49	1.20	4.49	3.36
	T. Rowe Price Limited Term Bond Portfolio	2,290	32.42	74	1.20	4.06	2.83
	T. Rowe Price Equity Income Portfolio	2,951	16.72	49	1.20	1.64	17.57
	T. Rowe Price Personal Strategy Balanced Portfolio	8,217	42.99	353	1.20	2.08	10.53
	T. Rowe Price Mid-Cap Growth Portfolio	1,669	15.21	25	1.20	-	5.38
	T. Rowe Price International Stock Portfolio	3,113	10.48	33	1.20	1.20	17.68
	Vanguard Equity Index Portfolio	252.00	13.37	3.37	1.20	1.67	14.31
	Vanguard Small Company Growth Portfolio	765.00	13.87	10.61	1.20	0.30	8.89
	Vanguard Mid-Cap Index Portfolio	846	15.82	13	1.20	0.93	12.39
	Vanguard REIT Index Portfolio	26	23.83	1	1.20	-	33.32

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

8.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h).  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.